Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Financial obligations and expected timing
These obligations as of December 31, 2018, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Operating leases	$22,745	7,484	12,492	2,753	16
Processing agreements	47,717	10,926	15,526	9,039	12,226
Transportation agreements	112,002	14,398	42,054	19,821	35,729
Total	$182,464	$32,808	$70,072	$31,613	$47,971